Capital Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies [Abstract]
Contracted but not provided for	$ 615	$ 1,001	$ 507